CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS (USD $)	3 Months Ended		12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Sep. 30, 2014	Sep. 30, 2013
Revenues:
Products	$ 91,589	$ 65,611	$ 599,017	$ 612,437
Monitoring and other related services	4,529,030	2,593,683	11,663,181	15,028,625
Total revenues	4,620,619	2,659,294	12,262,198	15,641,062
Cost of revenues:
Products	21,357	62,721	251,385	262,022
Monitoring and other related services	1,968,730	1,261,108	4,873,757	7,554,870
Impairment of monitoring equipment and parts	55,080	75,000	373,951	213,276
Total cost of revenues	2,045,167	1,398,829	5,499,093	8,030,168
Gross profit	2,575,452	1,260,465	6,763,105	7,610,894
Operating expenses:
Selling, general and administrative (including $801,820 and $430,618, respectively, of compensation expense paid in stock, stock options / warrants or as a result of amortization of stock-based compensation)	3,739,681	2,171,447	12,891,151	7,679,124
Research and development	464,178	319,570	1,605,662	987,934
Settlement expense			14,291	360,000
Loss from operations	(1,628,407)	(1,230,552)	(7,747,999)	(1,416,164)
Other income (expense):
Loss on disposal of equipment			(36,533)	(2,949)
Interest income	11,450	11,223	368,434
Interest expense	(683,941)	(43,918)	1,290,289	17,048,519
Currency exchange rate gain (loss)	80,562	(7,035)	(609,914)	(145,612)
Other income, net	5,121	89	624,001	279,174
Net loss from continuing operations	(2,215,215)	(1,270,193)	(8,692,300)	(18,334,070)
Gain on disposal of discontinued operations				424,819
Net loss from discontinued operations				(6,460)
Net loss before tax			(8,692,300)	(17,915,711)
Income tax			(55,544)
Net loss Company	(2,215,215)	(1,270,193)	(8,747,844)	(17,915,711)
Dividends preferred stock		(9,427)	14,585	1,042,897
Net loss attributable to common stockholders	(2,215,215)	(1,279,620)	(8,762,429)	(18,958,608)
Foreign currency translation adjustments	(626,878)		(271,954)
Comprehensive Loss	$ (2,842,093)	$ (1,279,620)	$ (9,034,383)	$ (18,958,608)
Net loss per common share, basic and diluted from continuing operations	$ (0.22)	$ (0.13)	$ (0.88)	$ (3.79)
Net loss per common share, basic and diluted from discontinued operations	$ (0.22)	$ (0.13)		$ 0.09
Weighted average common shares outstanding, basic and diluted	10,108,000	9,808,000	9,951,000	4,832,000